INCOME TAXES - Deferred tax assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets
Deferred revenue		¥ 11,786	¥ 104,750
Accrued expenses		106,404	105,475
Allowance for doubtful accounts	¥ 368	330,488	265,745
Net operating loss carry forward	120,523	142,722	80,485
Excess advertising fee		12,630	47,202
Less: valuation allowance	¥ (120,891)	¥ (604,030)	(99,670)
Total deferred tax assets, net			¥ 503,987